UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07391

ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2008

Date of reporting period: July 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Diversified Yield Fund

Portfolio of Investments

July 31, 2008 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATE BONDS - 33.4%
Canada - 0.3%
Abitibi-Consolidated, Inc.
6.00%, 6/20/13 (a)	US$	275	$111,375
Canadian Pacific Railway Co.
5.75%, 5/15/13		185	183,590

			294,965

Finland - 0.5%
Nordea Bank Finland Ny
Series YCD
2.449%, 4/09/09 (b)		450	449,749

France - 0.5%
Veolia Environnement
5.25%, 6/03/13		385	384,640

Germany - 0.6%
Daimler UK Finance PLC
5.125%, 11/10/08	GBP	191	376,931
Deutsche Bank AG/London
4.875%, 5/20/13	US$	181	177,646

			554,577

Ireland - 1.1%
Anglo Irish Bank Corp.
5.408%, 6/25/14 (b)	EUR	600	842,454
Ardagh Glass Finance PLC
7.125%, 6/15/17 (c)		112	141,509

			983,963

Italy - 0.9%
Telecom Italia Spa
5.066%, 6/07/10 (b)		200	303,332
Unicredito Italiano
Series YCD
3.058%, 5/15/09 (b)	US$	445	444,453

			747,785

Luxembourg - 0.2%
ArcelorMittal
6.125%, 6/01/18 (c)		225	216,069

Netherlands - 0.5%
ABN Amro Bank NV
2.877%, 3/09/15 (b)		450	434,170

Russia - 0.7%
Gaz Capital SA
6.212%, 11/22/16 (c)		516	472,449
Steel Capital SA for OAO Severstal
9.75%, 7/29/13 (c)		100	100,125

			572,574

	Principal Amount (000)		U.S. $ Value
Sweden - 1.1%
Skandinaviska Enskilda
5.216%, 10/06/14 (b)	EUR	600	921,155

United Kingdom - 2.5%
Barclays Bank PLC
Series 3
6.513%, 1/31/09 (b)	GBP	500	966,783
BSKYB Finance UK PLC
5.625%, 10/15/15 (c)	US$	225	217,799
National Westminster Bank PLC
6.625%, 10/05/09 (d)	EUR	200	306,153
Vodafone Group PLC
3.116%, 6/15/11 (b)	US$	435	422,614
5.363%, 1/13/12 (b)	EUR	150	228,387

			2,141,736

United States - 24.5%
Aetna, Inc.
6.75%, 12/15/37	US$	507	472,746
American Express Credit Corp.
2.58%, 2/24/12 (b)		435	393,960
Anadarko Petroleum Corp.
3.176%, 9/15/09 (b)		435	431,267
ANZ Capital Trust III
5.618%, 12/15/53 (b)	EUR	600	701,933
Aramark Services Inc.
6.301%, 2/01/15 (b)	US$	200	184,000
AT&T, Inc.
5.60%, 5/15/18		455	446,873
Bear Stearns Cos Inc.
2.836%, 11/28/11 (b)		440	423,298
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		154	132,300
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (c)		415	398,709
Capital One Financial
2.976%, 9/10/09 (b)		435	408,065
CIT Group Inc.
3.025%, 4/27/11 (b)		440	327,110
Citigroup, Inc.
5.50%, 4/11/13		460	449,335
Countrywide Home Loans, Inc.
5.307%, 11/24/08 (b)	EUR	300	461,544
Credit Suisse USA, Inc.
4.70%, 6/01/09	US$	440	440,957

	Principal Amount (000)		U.S. $ Value
Echostar DBS Corp.
7.125%, 2/01/16		175	161,438
Edison Mission Energy
7.00%, 5/15/17		115	108,675
Electronic Data Systems Corp.
Series B
6.00%, 8/01/13		458	481,403
Embarq Corp.
7.082%, 6/01/16		466	435,486
Energy Transfer Partners LP
6.125%, 2/15/17		225	218,393
Enterprise Products Operating LP
Series B
5.60%, 10/15/14		225	219,890
FirstEnergy Corp.
Series B
6.45%, 11/15/11		215	219,588
General Electric Capital Corp.
4.80%, 5/01/13		225	221,612
Genworth Financial, Inc.
1.60%, 6/20/11 (a)	JPY	22,000	189,157
4.75%, 6/15/09	US$	440	437,253
6.515%, 5/22/18		230	204,510
Goldman Sachs Group, Inc.
3.191%, 10/07/11 (b)		435	423,399
Harrah’s Operating Co., Inc.
5.625%, 6/01/15		83	37,765
5.75%, 10/01/17		95	41,800
6.50%, 6/01/16		52	23,400
HCA, Inc.
7.58%, 9/15/25 (a)		65	50,662
HSBC Finance Corp.
2.866%, 3/12/10 (b)		435	423,428
IBM International Group Capital LLC
3.133%, 7/29/09 (b)		445	446,673
International Lease Finance Co.
3.111%, 7/15/11 (b)		435	392,596
3.138%, 7/13/12 (b)		435	387,518
ION Media Networks, Inc.
Series A
11.00%, 7/31/13 (a)		6	1,650
iStar Financial, Inc.
5.15%, 3/01/12		250	181,250
Kraft Foods, Inc.
6.125%, 8/23/18		210	204,758
Lehman Brothers Holdings Inc.
2.778%, 5/25/10 (b)		435	402,448
3.018%, 1/12/12 (b)		440	378,465

	Principal Amount (000)	U.S. $ Value
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (c)	105	77,929
Limited Brands, Inc.
6.90%, 7/15/17	33	28,856
Merrill Lynch & Co Inc.
2.903%, 6/05/12 (b)	440	379,635
MidAmerican Energy Holdings Co.
5.875%, 10/01/12	215	220,966
Morgan Stanley
3.041%, 1/09/12 (b)	440	402,881
Motorola, Inc.
7.50%, 5/15/25	446	398,918
New Cingular Wireless Services, Inc.
8.75%, 3/01/31	180	209,627
Nisource Finance Corp.
6.15%, 3/01/13	455	446,754
NRG Energy, Inc.
7.25%, 2/01/14	185	180,375
Oracle Corp.
4.95%, 4/15/13	217	219,154
PPG Industries, Inc.
5.75%, 3/15/13	220	222,021
Progress Energy, Inc.
7.10%, 3/01/11	210	219,927
Qwest Corp.
8.875%, 3/15/12	442	440,895
Reynolds American, Inc.
7.625%, 6/01/16	428	442,294
RR Donnelley & Sons Co.
3.75%, 4/01/09	111	110,012
Safeway, Inc.
6.50%, 11/15/08	440	442,451
Sprint Capital Corp.
6.875%, 11/15/28	523	414,477
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15	316	301,350
United States Steel Corp.
6.65%, 6/01/37	508	422,330
UnitedHealth Group, Inc.
5.25%, 3/15/11	220	217,741
US Cellular Corp.
6.70%, 12/15/33	445	402,217

	Principal Amount (000)	U.S. $ Value
Valero Energy Corp.
6.875%, 4/15/12	215	221,934
Verizon Communications, Inc.
5.25%, 4/15/13	220	220,227
Wachovia Corp.
5.50%, 5/01/13	465	429,332
Washington Mutual Bank
3.115%, 5/20/13 (b)	435	282,841
Weatherford International Ltd.
5.15%, 3/15/13	225	222,990
Wells Fargo & Co.
2.886%, 1/24/12 (b)	435	422,188
Weyerhaeuser Co.
7.375%, 3/15/32	469	447,283
Wyeth
5.50%, 2/01/14	160	161,882
XL Capital Ltd.
5.25%, 9/15/14	476	422,934

		20,997,735

Total Corporate Bonds (cost $30,068,650)		28,699,118

AGENCY FIXED RATE 30-YEARS - 11.6%
Federal Home Loan Mortgage Corp.
Series 2007
7.00%, 2/01/37	1,240	1,298,713
Federal Home Loan Mortgage Corporation
Series 2007
6.50%, 12/01/33	1,735	1,795,639
Series 2008
6.50%, 7/01/34	1,060	1,100,701
Federal National Mortgage Association
Series 2002
6.50%, 8/01/32	2,323	2,403,636
Series 2008
6.50%, 12/01/28 - 10/01/35	3,250	3,369,974

Total Agency Fixed Rate 30-Years (cost $9,946,888)		9,968,663

NON-INVESTMENT GRADE LOANS - 10.4%
United States - 10.4%
Alltel Corp.
5.208%, 5/15/15 (d)	496	494,856
Chrysler Financial Services Americas LLC
6.78%, 8/03/12 (d)	496	407,635
Dean Foods Co.
3.97%-4.31%, 4/02/14 (d)	494	466,337
Dex Media East LLC
4.64%-4.81%, 10/24/14 (d)	500	463,750

	Principal Amount (000)	U.S. $ Value
First Data Corp.
5.21%-5.55%, 9/24/14 (d)	496	456,267
FirstLight Power Resources, Inc.
7.31%, 5/01/14 (d)	1,000	897,500
Hanesbrands, Inc.
4.55%, 9/05/13 (d)	376	361,766
Harrah’s Operating Co., Inc.
5.80%, 1/28/15 (d)	998	880,922
Infrastrux Group, Inc.
6.213%, 11/03/12 (d)	384	356,955
IPC Systems, Inc.
5.051%, 6/02/14 (d)	495	368,156
Level 3 Communications
4.71%-5.04%, 3/13/14 (d)	500	453,875
Metro-Goldwyn Mayer
6.05%, 4/09/12 (d)	489	380,277
Michaels Stores, Inc.
4.75%, 10/31/13 (d)	494	396,333
Mylan Laboratories, Inc.
5.75%-6.06%, 10/02/14 (d)	299	295,190
North Las Vegas
6.463%, 5/09/11 (d)	61	45,740
10.713%, 5/09/12 (d)	500	125,000
Sorenson Communications, Inc.
5.301%, 8/16/13 (d)	440	415,960
Telesat Canada
5.65%-5.80%, 10/31/14 (d)	458	436,620
5.67%-5.81%, 10/31/14 (d)	26	25,468
0.00%, 10/31/14 (d)*	13	12,001
Texas Competitive Electronics
6.23%-6.48%, 10/10/14 (d)	496	464,559
TXU Corp.
5.96%-6.48%, 10/10/14 (d)	397	372,723
United Subcontractor
7.79%-8.14%, 12/27/12 (d)	679	360,042

Total Non-Investment Grade Loans (cost $10,447,749)		8,937,932

NON-AGENCY FIXED RATE CMBS - 9.7%
Banc of America Commercial Mortgage, Inc.
Series 2007-5, Class A4
5.492%, 2/10/51	490	444,315
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-PW11, Class A2
5.41%, 3/11/39	450	447,781
Series 2006-T24, Class A4
5.537%, 10/12/41	375	353,593

	Principal Amount (000)	U.S. $ Value
Series 2007-PW18, Class A4
5.70%, 6/11/50	495	455,033
Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2007-CD4, Class A2B
5.205%, 12/11/49	425	411,894
Commercial Mortgage Pass Through
Certificates
Series 2007-C9, Class A4
5.816%, 12/10/49	200	187,439
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.827%, 6/15/38	450	433,312
Series 2006-C5, Class A3
5.311%, 12/15/39	255	235,072
CS First Boston Mortgage Securities Corp.
Series 2004-C3, Class A5
5.113%, 7/15/36	250	238,094
Series 2005-C5, Class A3
5.10%, 8/15/38	450	436,948
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4
5.444%, 3/10/39	225	205,301
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class A4
5.814%, 6/12/43	325	311,288
Series 2006-CB17, Class A4
5.429%, 12/12/43	450	418,344
Series 2007-C1, Class A4
5.716%, 11/15/17	325	297,648
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class A4
5.372%, 9/15/39	530	492,368
Series 2007-C1, Class A4
5.424%, 2/15/40	600	545,780
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%, 7/12/46	390	363,209
Morgan Stanley Capital
Series 2005-HQ6, Class A4A
4.989%, 8/13/42	325	305,645
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45	450	430,645
Series 2007-C31, Class A4
5.509%, 4/15/47	450	411,307

	Principal Amount (000)		U.S. $ Value
Series 2007-C32, Class A2
5.736%, 6/15/49		450	441,048
Series 2007-C32, Class A3
5.741%, 6/15/49		500	463,524

Total Non-Agency Fixed Rate CMBS (cost $8,704,460)			8,329,588

SOVEREIGN AGENCIES - 5.2%
Germany - 2.6%
Kreditanstalt fuer Wiederaufbau
Series INTL
1.85%, 9/20/10	JPY	235,000	2,219,850

Japan - 2.6%
Japan Finance Corp. for Municipal
Enterprises
Series INTL
1.55%, 2/21/12		240,000	2,260,029

Total Sovereign Agencies (cost $4,473,629)			4,479,879

SUPRANATIONALS - 3.5%
Supranational - 3.5%
European Investment Bank
Series INTL
1.40%, 6/20/17 (cost $3,098,139)		325,000	2,976,010

TREASURY BONDS - 2.7%
Japan - 1.6%
Japan Government Ten Year Bond
Series 288
1.70%, 9/20/17		147,200	1,392,035

Malaysia - 1.1%
Malaysia Government Bond
Series 1/01
3.833%, 9/28/11	MYR	2,922	893,745

Total Treasury Bonds (cost $2,253,751)			2,285,780

AGENCY ARMS - 2.4%
Federal Home Loan Mortgage Corp.
Series 2006
6.16%, 12/01/36 (b)	US$	505	516,244

Series 2007
5.911%, 4/01/37 (b)		827	842,660

Federal National Mortgage Association
Series 2006
5.848%, 11/01/36 (b)		680	695,588

Total Agency ARMS (cost $2,024,926)			2,054,492

	Principal Amount (000)	U.S. $ Value
HOME EQUITY LOANS - FLOATING RATES -2.0%
United States -2.0%
Bear Stearns Asset Backed Securities, Inc.
Series 2007-HE3, Class M1
2.911%, 4/25/37 (b)	175	21,105
HFC Home Equity Loan Asset Backed
Certificates
Series 2007-2, Class M1
2.768%, 7/20/36 (b)	415	227,649
Home Equity Loan Trust
Series 2007-FRE1, Class 2AV2
2.621%, 4/25/37 (b)	255	210,614
Household Home Equity Loan Trust
Series 2006-1, Class M1
2.738%, 1/20/36 (b)	249	200,551
Lehman XS Trust
Series 2006-18N, Class M2
2.871%, 12/25/36 (b)(e)	415	31,014
Master Asset Backed Securities Trust
Series 2006-NC3, Class M1
2.691%, 10/25/36 (b)	200	23,740
Morgan Stanley Structured Trust
Series 2007-1, Class A2
2.651%, 6/25/37 (b)	430	295,356
Newcastle Mortgage Securities Trust
Series 2007-1, Class 2A1
2.591%, 4/25/37 (b)	347	312,622
Option One Mortgage Loan Trust
Series 2007-2, Class M1
2.821%, 3/25/37 (b)	135	16,078
Wells Fargo Home Equity Trust
Series 2004-1, Class 1A
2.761%, 4/25/34 (b)	504	427,124

Total Home Equity Loans - Floating Rates (cost $3,124,887)		1,765,853

AGENCY ADJUSTABLE RATES -1.9%
Freddie Mac Reference REMIC
Series 2006-R008, Class FK
2.858%, 7/15/23 (b)	953	928,855
Freddie Mac REMIC
Series 2005-3067, Class FA
2.808%, 11/15/35 (b)	699	676,115

Total Agency Adjustable Rates (cost $1,655,920)		1,604,970

NON-AGENCY ADJUSTABLE RATES -1.8%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
4.291%, 12/25/35 (b)	176	121,046

	Principal Amount (000)	U.S. $ Value
Series 2006-OA7, Class 1A1
5.521%, 6/25/46 (d)	390	229,049
Series 2007-OA3, Class M1
2.771%, 4/25/47 (b)(e)	120	18,018
Greenpoint Mortgage Funding Trust
Series 2006-AR2, Class 4A1
5.291%, 3/25/36 (b)	543	337,648
Lehman XS Trust
Series 2007-2N, Class M1
2.801%, 2/25/37 (b)(e)	395	41,785
Series 2007-4N, Class M1
2.911%, 3/25/47 (b)(e)	400	51,921
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9, Class 2A1A
5.142%, 12/25/35 (d)	245	230,633
Residential Accredit Loans, Inc.
Series 2006-QO7, Class M1
2.871%, 9/25/46 (b)(e)	325	25,977
Wamu Mortgage Pass Through Certificates
Series 2005-AR13, Class B1
3.061%, 10/25/45 (b)(e)	190	81,576
Series 2007-OA5, Class 1A
4.041%, 6/25/47 (b)	593	360,264
Washington Mutual, Inc.
Series 2006-AR17, Class B1
2.851%, 12/25/46 (b)(e)	299	53,804

Total Non-Agency Adjustable Rates (cost $3,686,854)		1,551,721

QUASI-SOVEREIGN BONDS - 1.0%
Russia - 1.0%
RSHB Capital SA for OJSC Russian Agricultural Bank
7.75%, 5/29/18 (c) (cost $925,253)	920	888,812

NON-AGENCY ARMS - 0.9%
Bear Stearns Alt-A Trust
Series 2006-3, Class 22A1
6.165%, 5/25/36 (d)	322	192,196
Series 2007-1, Class 21A1
5.721%, 1/25/47 (d)	461	268,251
JP Morgan Alternative Loan Trust
Series 2006-A4, Class A1
5.95%, 9/25/36 (d)	394	312,217

Total Non-Agency ARMS (cost $1,181,378)		772,664

	Principal Amount (000)		U.S. $ Value
SOVEREIGN BONDS - 0.5%
Indonesia - 0.5%
Indonesia Rupiah Credit Linked Note
12.90%, 6/17/22 (cost $405,894)	IDR	3,656,000	411,680

NON-AGENCY FLOATING RATE CMBS - 0.3%
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class SVD
2.928%, 10/15/21 (b)(c)	US$	190	168,820
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
2.903%, 3/06/20 (b)(c)		105	96,139

Total Non-Agency Floating Rate CMBS (cost $295,000)			264,959

NON-AGENCY FIXED RATES - 0.2%
Deutsche Mortgage Securities, Inc.
Series 2005-WF1, Class 1A1
5.088%, 6/26/35 (c) (cost $155,958)		158	153,203

MUNICIPAL BONDS - 0.1%
United States - 0.1%
Alameda Corridor Transp Auth MBIA
6.60%, 10/01/29 (cost $116,638)		100	97,145

HOME EQUITY LOANS - FIXED RATES - 0.1%
United States - 0.1%
Home Equity Mortgage Trust
Series 2006-5, Class A1
5.50%, 1/25/37		229	68,763
Nationstar NIM Trust
Series 2007-A, Class A
9.97%, 3/25/37 (c)		4	367

Total Home Equity Loans - Fixed Rates (cost $246,538)			69,130

OTHER ABS - FLOATING RATES - 0.0%
United States - 0.0%
Topanga CDO Ltd.
Series 2006-2A, Class A1
2.939%, 12/10/46 (b)(e)(f)
(cost $350,000)		350	10,500

SHORT-TERM INVESTMENTS - 9.8%
Agency Discount Notes - 9.8%
Federal Home Loan Bank Discount Notes
Zero Coupon, 8/20/08		1,500	1,498,345
Zero Coupon, 8/05/08		2,200	2,199,462
Zero Coupon, 8/12/08		2,500	2,498,403
Zero Coupon, 8/27/08		2,200	2,196,680

Total Short-Term Investments (cost $8,392,571)			8,392,890

Total Investments - 97.5% (cost $91,555,083)			83,714,989
Other assets less liabilities - 2.5%			2,103,226

Net Assets - 100.0%			$85,818,215

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	$1,200	12/21/17	3 Month LIBOR	4.709%	$5,646

JPMorgan Chase Bank, NA	4,100	1/31/18	3 Month LIBOR	4.262%	(122,705)

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2008	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
JPN 10 Yr Bond Future	1,000,000	September 2008	$1,240,302	$1,264,402	$24,100
Sold Contracts
CAN 10 Yr Bond Future	51,000	September 2008	5,913,599	5,913,101	498
CAN 10 Yr Bond Future	3,000	September 2008	347,888	347,829	59
Euro-Bobl Future	2,000	September 2008	334,650	334,837	(187)
Long Gilt Future	19,000	September 2008	3,995,440	4,043,269	(47,829)
Long Gilt Future	7,000	September 2008	1,472,281	1,489,625	(17,344)
Long Gilt Future	7,000	September 2008	1,472,420	1,489,625	(17,205)
US 10 Yr Treasury Note	19,000	September 2008	2,139,875	2,181,438	(41,563)

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2008	Unrealized Appreciation/ (Depreciation)
US 10 Yr Treasury Note	5,000	September 2008	$559,453	$574,062	$(14,609)
US 10 Yr Treasury Note	9,000	September 2008	1,012,641	1,033,313	(20,672)
US 10 Yr Treasury Note	6,000	September 2008	681,750	688,875	(7,125)
US 10 Yr Treasury Note	4,000	September 2008	455,812	459,250	(3,438)
US 10 Yr Treasury Note	10,000	September 2008	1,132,031	1,148,125	(16,094)
US 2 Yr Treasury Note	4,000	September 2008	422,656	424,000	(1,344)
US 2 Yr Treasury Note	32,000	September 2008	3,381,500	3,392,000	(10,500)
US 5 Yr Treasury Note	18,000	September 2008	1,999,969	2,004,047	(4,078)
US 5 Yr Treasury Note	12,000	September 2008	1,323,843	1,336,031	(12,188)
US 5 Yr Treasury Note	6,000	September 2008	663,141	668,016	(4,875)
US 5 Yr Treasury Note	23,000	September 2008	2,545,992	2,560,726	(14,734)
US Treasury Bond Future	3,000	September 2008	349,148	346,500	2,648
US Treasury Bond Future	16,000	September 2008	1,862,375	1,848,000	14,375
US Treasury Bond Future	3,000	September 2008	349,170	346,500	2,670
US Treasury Bond Future	2,000	September 2008	229,844	231,000	(1,156)

					$(190,591)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at July 31, 2008	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
British Pound
settling 8/11/08	92	$180,839	$182,359	$1,520
British Pound
settling 8/11/08	603	1,187,478	1,193,996	6,518
Canadian Dollar
settling 8/13/08	1,244	1,235,286	1,214,923	(20,363)
Canadian Dollar
settling 8/13/08	1,698	1,660,569	1,658,215	(2,354)
Norwegian Kroner
settling 8/12/08	13,083	2,496,433	2,551,620	55,187
Singapore Dollar
settling 8/01/08	1,426	1,046,506	1,042,672	(3,834)
Singapore Dollar
settling 10/06/08	1,426	1,044,520	1,046,103	1,583
Swedish Krona
settling 9/08/08	15,396	2,536,826	2,537,797	971
Sale Contracts:
British Pound
settling 8/11/08	1,662	3,247,357	3,291,830	(44,473)
British Pound
settling 8/11/08	196	384,503	388,521	(4,018)
Canadian Dollar
settling 8/13/08	136	133,381	132,499	882
Euro Dollar
settling 8/21/08	1,279	1,976,344	1,993,738	(17,394)
Euro Dollar
settling 9/29/08	121	189,617	188,665	952
Japanese Yen
settling 8/18/08	734,592	7,029,188	6,814,488	214,700
Japanese Yen
settling 9/10/08	389,287	3,686,448	3,616,231	70,217
New Zealand Dollar
settling 9/09/08	197	147,324	143,958	3,366
Singapore Dollar
settling 8/01/08	1,426	1,040,921	1,042,672	(1,751)
Swiss Franc
settling 9/16/08	1,972	1,918,826	1,883,623	35,203

*	The position represents an unfunded loan commitment. Investments in unfunded loan commitments obligate the Fund to fund these commitments at the borrower’s discretion. At period end, the market value and unrealized loss of these unfunded loan commitments amounted to $12,001 and $(597), respectively. The coupon rate will be determined at the time of funding and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $352,844.

(b)	Floating Rate Security. Stated interest rate was in effect at July 31, 2008.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, the aggregate market value of these securities amounted to $2,931,930 or 3.4% of net assets.

(d)	Variable rate coupon, rate shown as of July 31, 2008.

(e)	Illiquid security, valued at fair value. (See Note A)

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.01% of net assets as of July 31, 2008, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Topanga CDO Ltd.
Series 2006-2A, Class A1
2.939%, 12/10/46	11/27/06	$350,000	$10,500	0.01%

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of July 31, 2008, the fund’s total exposure to subprime investments was 4.59%. These investments are valued in accordance with the fund’s Valuation Policies.

Currency Abbreviations:

EUR	-	Euro Dollar
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
MYR	-	Malaysian Ringgit

Glossary:
LIBOR	-	London Interbank Offered Rates
MBIA	-	Municipal Bond Investors Assurance
REMIC	-	Real Estate Mortgage Investment Conduit

Country Breakdown *

July 31, 2008 (unaudited)

Summary

67.6%	United States
4.4%	Japan
3.5%	Supranational
3.3%	Germany
2.6%	United Kingdom
1.7%	Russia
1.2%	Ireland
1.1%	Sweden
1.1%	Malaysia
0.9%	Italy
0.5%	Finland
0.5%	Netherlands
0.5%	Indonesia
1.1%	Other
10.0%	Short-Term Investments

100.0%	Total Investments

*	All data are as of July 31, 2008. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.5% or less in the following countries: Canada, France and Luxembourg.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Diversified Yield Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	September 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	September 3, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 3, 2008